--------------------------------------------------------------------------------

                       Registration No.  33-80195
                                         811-9142
                                                   Filed March 15, 1996
______________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No. 2                       X
                                                        -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940

     Amendment No. 2                                      X
                                                        -----
                       __________________________________

                        THE NAVELLIER PERFORMANCE FUNDS
                        920 Incline Way, Building No. 1
                         Incline Village, Nevada 89450
                                 (702) 831-7800

                               Agent for Service:
                               SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                        San Francisco, California 94111

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to Rule 485 paragraph (b)(1)(vii)

     [ ] 60 days after filing pursuant to paragraph (a)(i)

     [ ] on (date) pursuant to paragraph (a)(i)

     [ ] 75 days after filing pursuant to paragraph (a)(ii)

     [ ] on (date) pursuant to paragraph (a)(ii) of the rule 485
______________________________________________________________________________

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and that the Rule 24f-2 Notice for Registrant's fiscal year 1996 will be filed on or before February 28, 1997.

                               EXPLANATORY NOTE

     This Post-Effective Amendment No. 2 to the Registration Statement contains the pages of the Prospectus and Statement of Additional Information of The Navellier Performance Funds which are being amended by these non-material amendments.

     This Post-Effective Amendment No. 2 to the Registration Statement incorporates by reference the Prospectus and Statements of Additional Information and Exhibits attached as Part C of the Registration Statement filed December 8, 1995 and Post-Effective Amendment No. 1 filed January 2, 1996 with respect to The Navellier Performance Funds, which is incorporated herein by reference in their entirety and no changes to said Prospectuses or Statements of Additional Information or Exhibits or Post-Effective Amendment No. 1 are affected by this Post-Effective Amendment No. 2, except for the non-material amendments to the Prospectus and Statement of Additional Information and Exhibits and to Post-Effective Amendment No. 1 filed herewith as part of this Post-Effective Amendment No. 2.

                       SHAREHOLDER TRANSACTION EXPENSES
                      AND ANNUAL FUND OPERATING EXPENSES

                              NAVELLIER
                              AGGRESSIVE GROWTH
                              PORTFOLIO
                              ---------

SHAREHOLDER TRANSACTION EXPENSES/1/
--------------------------------

Maximum Sales Load Imposed on Purchases (as a
 percentage of offering price).....................................        0%
Maximum Sales Load Imposed on Reinvested
 Dividends.........................................................      None
Redemption Fees....................................................      None
Exchange Fee/3/....................................................      0-$5

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
--------------------------------------------------
AVERAGE NET ASSETS)
-------------------

Management Fees/4/.................................................      1.25%
12b-1 Fees/2/......................................................      0.25%
Other Expenses/5/..................................................      0.50%
                                                                         -----
Total Fund Operating Expenses/6/...................................      2.00%
                                                                         =====

_______________________

     /1/ The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an invester in the Fund may bear directly or indirectly since the Fund has no operating history. The Investment Adviser may, but is under no obligation to, reimburse the Fund's expenses now or in the future.

     /2/ The Aggressive Growth Portfolio does not charge an initial sales load but does pay an annual 0.25% 12b-1 fee to the distributor or brokers who have signed a selling agreement with the Fund. The Fund pays these brokers or the distributor annually 0.25% of the value of the assets of the Fund which were obtained by said brokers or distributor. The fee is paid to the broker or distributor for continuous personal services by such broker or distributor to investers in the Aggressive Growth Portfolio. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent.

     /3/ Shares of the Aggressive Growth Portfolio or any future portfolio may be exchanged for shares of any other Fund Portfolio or any portfolio of The Navellier Series Fund at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter. There are presently no other Fund Portfolios. There is one other Navellier Series Fund Portfolio - The Navellier Aggressive Small Cap Equity Portfolio.

     /4/ Represents the advisory fee paid to Navellier Management, Inc. (See "Expenses of the Fund - Compensation of the Investment Adviser".)

     /5/ Since the Fund has no operating history, this 0.50% represents an estimate of all other expenses of the Portfolio (except the 12b-1 fee).

     /6/ This includes the annual 0.25% 12b-1 fee which has the effect of increasing annual operating expenses.

     If an order for shares of a Portfolio is received by the Transfer Agent by 4 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4 p.m. on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4 p.m. on the next day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4 p.m. E.S.T). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

     Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. E.S.T. on the day of determination. See "Valuation of Shares". If an invester's order is not transmitted and accepted by 4:00 p.m. E.S.T., the invester must settle his or her entitlement to that day's net asset value with the Selected Dealer. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent.

     Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

     Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the invester on purchases of the Fund's Portfolios (see "The Navellier Performance Funds" following), whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an annual Rule 12b-1 fee.

     Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) 621-7874.

TO INVEST BY BANK WIRE:  Request a wire transfer to:

               Rushmore Federal Savings Bank
               Bethesda, MD
               Routing Number 0550 71084
               For Account of The Navellier Performance Funds
               Account Number 029 385770

     AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510 BETWEEN 8:30 A.M. AND 4:00 P.M.
E.S.T. AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE

                                     PART B

                        THE NAVELLIER PERFORMANCE FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 2, 1996

  This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Performance Funds (the "Fund"), dated January 2, 1996, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., Call Box 10012, Incline Village, NV 89450;
Tel:  1-800-887-8671.


                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.......................    1

INVESTMENT OBJECTIVES AND POLICIES....................    1

TRUSTEES AND OFFICERS OF THE FUND.....................    5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...    7

THE INVESTMENT ADVISER, DISTRIBUTOR,
CUSTODIAN AND TRANSFER AGENT..........................    8

BROKERAGE ALLOCATION AND OTHER PRACTICES..............   11

CAPITAL STOCK AND OTHER SECURITIES....................   13

PURCHASE, REDEMPTION, AND PRICING OF SHARES...........   13

TAXES.................................................   14

UNDERWRITERS..........................................   17

CALCULATION OF PERFORMANCE DATA.......................   17

REPORT OF INDEPENDENT ACCOUNTANTS, AND
FINANCIAL STATEMENT...................................   19

APPENDIX..............................................   20

related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. In addition, pursuant to the Plan, the Fund may pay Distributor or others a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. The total amount of service fees paid by the Fund and 12b-1 promotional fees shall not exceed 0.25% per year of the average daily net assets of the Fund Portfolio. Such payments are made pursuant to distribution and/or service agreements entered into between such service providers and Distributor or the Fund directly. The maximum amount which the Fund may pay for the promotion and distribution of shares, including service fees, is 0.25% per year of the average daily net assets of the applicable Fund Portfolio. Payments in excess of reimbursable expenses under the plan in any year must be refunded. Further expenses of Distributor other than for service fees in excess of 0.25% per year of the Fund's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of rule 12b-1. The payments under this Plan are included in the maximum operating expenses which may be borne by the Fund.

       Since the Fund is a newly organized investment company, the Distributor received no fees or underwriting commissions from the Fund last year. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent.

       (C) THE CUSTODIAN AND TRANSFER AGENT
           --------------------------------

       Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund.

       (D) LEGAL COUNSEL
           -------------

       The Law Offices of Samuel Kornhauser is legal counsel to the Fund, to the Investment Advisor and to the Distributor.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

       In effecting portfolio transactions for the Fund, the Investment Adviser adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Adviser may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Incline Village, and State of Nevada on the 14th day of March, 1996.

  I certify that there has been no material event since the effective date of the Registration Statement requiring disclosure in the Prospectus and that this post-effective amendment No. 2 meets all the requirements of Rule 485(b)(1)(vii) for immediate effectiveness.

                                   THE NAVELLIER PERFORMANCE FUNDS


                                   By: /s/ Louis Navellier
                                      ______________________________
                                      Louis Navellier
                                      President and Trustee

  The Navellier Performance Funds, and each person whose signature appears below hereby constitutes and appoints Louis Navellier as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on October 17, 1995, in the capacities and on the date indicated:


/s/ Louis Navellier
____________________    Trustee and President
Louis Navellier/2/      (Principal Executive    March 14, 1996
                         Officer), Treasurer

/s/ Louis Navellier
____________________    Trustee
Joel Rossman/2/                                 March 14, 1996


/s/ Louis Navellier
____________________    Trustee
Barry Sander                                    March 14, 1996


/s/ Louis Navellier
____________________    Trustee
Arnold Langsen                                  March 14, 1996


/s/ Louis Navellier
____________________    Trustee and Secretary
Jacques Delacroix                               March 14, 1996

---------------
/2/ These persons are interested persons affiliated with the Investment Advisor.

                                      28